Victory Fund for Income Average Annual Total Returns - MCI [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg 1-5 Year U.S. Government Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.83%	1.29%	1.82%
Member Class
Prospectus [Line Items]
Average Annual Return, Percent	5.18%	1.25%	1.63%
Member Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.98%	(0.91%)	(0.57%)
Member Class | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.04%	0.01%	0.28%